Warrant Liabilities - Summary of Fair Value of Warrant Liabilities Measured Using Black-Scholes Model (Details)		12 Months Ended
	Feb. 28, 2021 yr $ / shares	Feb. 28, 2022 yr $ / shares
Warrant Liabilities [Abstract]
Exercise price	$ 11.50	$ 11.50
Stock price	$ 7.13	$ 1.64
Expected life (years) | yr	4.70	3.69
Volatility	42.03%	38.11%
Risk-free interest rate	0.68%	1.64%
Dividend yield	0.00%	0.00%